Allowance for expected credit losses - Schedule of impairment allowances (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 2,662	£ 2,649
Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	370	355
Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	140	224
Total ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	3,172	3,228	£ 3,402	£ 3,481
UK mortgages | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	602	623
UK mortgages | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
UK mortgages | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	67	108
UK mortgages | Total ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	669	731	709	852
Credit cards | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	589	540
Credit cards | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Credit cards | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	56	63
Credit cards | Total ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	645	603	659	674
Other Retail | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	909	916
Other Retail | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other Retail | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	73	75
Other Retail | Total ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	982	991	1,010	950
Commercial Banking | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	547	555
Commercial Banking | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	370	355
Commercial Banking | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(56)	(22)
Commercial Banking | Total ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	861	888	1,009	989
Other | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	15	15
Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Other | Total ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 15	£ 15	£ 15	£ 16